Finance debt - Non-current debt maturity profile (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Non-current finance debt maturity profile [abstract]
Total repayment of non-current finance debt	[1]	$ 29,118	$ 21,754
Weighted average [member]
Non-current finance debt maturity profile [abstract]
Weighted average maturity (years)		10	9
Weighted average [member] | Interest Rate Non Current Debt [Member]
Non-current finance debt maturity profile [abstract]
Weighted average annual interest rate (%)		3.38%	3.64%
Year 2 and 3 [member]
Non-current finance debt maturity profile [abstract]
Total repayment of non-current finance debt		$ 3,705	$ 2,846
Year 4 and 5 [member]
Non-current finance debt maturity profile [abstract]
Total repayment of non-current finance debt		4,927	5,004
After 5 years [member]
Non-current finance debt maturity profile [abstract]
Total repayment of non-current finance debt		$ 20,485	$ 13,904

[1]	* Lease liabilities are separated from the line item Finance debt and 2019 is reclassified.